PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2021 and December 31, 2020 consisted of the following:

	March 31, 2021	December 31, 2020
	(Unaudited)
Furniture and fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-

There were no depreciation and amortization expenses for the three months ended March 31, 2021 and 2020 respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019
Furniture and fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-

There were no depreciation and amortization expenses for the years ended December 31, 2020 and 2019, respectively.